Fair Value Measurements Level 4 Significant Unobservable Inputs - Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 13,988	$ 13,839
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	0	322
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	13,246	12,627
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 742	$ 890
Credit Standing Adjustment [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Credit Standing Adjustment [Member] | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	0.07%	0.04%
Credit Standing Adjustment [Member] | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	0.26%	0.28%
Credit Standing Adjustment [Member] | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	0.17%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	19.00%	15.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	100.00%	100.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	69.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	0.00%	0.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	7.00%	8.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	6.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease [8]	Decrease [8]
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	0.00%	1.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	61.00%	40.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	6.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	0.00%	20.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	100.00%	45.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	11.00%
Other Contract [Member] | Equity Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Other Contract [Member] | Equity Volatility [Member] | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	10.00%	17.00%
Other Contract [Member] | Equity Volatility [Member] | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	25.00%	30.00%
Other Contract [Member] | Equity Volatility [Member] | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Unobservable Input Range	19.00%
Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 1,391	$ 1,407
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	0	0
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	1,354	1,366
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	37	41
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 37	$ 1
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.09	0.09
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	18.32	18.16
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.66	2.78
Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 868	$ 1,033
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	621	590
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	247	443
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 247	$ 426
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Constant Prepayment Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease [5]	Decrease [5]
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Default Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Loss Severity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.05	0.31
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Constant Prepayment Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.00	0.00
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Default Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.02	0.02
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Loss Severity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.00	0.00
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.33	3.46
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Constant Prepayment Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.13	0.13
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Default Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.05	0.08
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Loss Severity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.00	1.00
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.82	0.92
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Constant Prepayment Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.06	0.06
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Default Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.03	0.03
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Loss Severity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.70	0.58
US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 761	$ 734
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	761	734
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	0	0
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	8,121	7,678
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	0	0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	7,734	7,351
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	387	327
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 309	$ 144
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.93	1.45
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	8.23	11.45
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.36	4.00
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale	$ 58
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.13
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.46
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Weighted Average [Member] | Measurement Input, Credit Spread [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.43